Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 29, 2024	Feb. 05, 2024	Jun. 30, 2023
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 591,537	$ 1,041,909	$ 843,705
Recognized revenue		977,054	784,530	$ 752,286
Research and development expenses		$ 38,221	$ 42,052	$ 43,661
Par value, per share (in Dollars per share)		$ 0.0001	$ 0.0001
Advance from private placement	$ 8,200,000
Deferred revenue balance	$ 164,104						$ 649,333
Subsequent Event [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Par value, per share (in Dollars per share)						$ 0.0001
Warrants exercise price (in Dollars per share)					$ 0.55
Variable Interest Entity, Primary Beneficiary [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
VIEs accounted percentage		100.00%
Percentage of variable interest entity	100.00%
Common Class A [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Par value, per share (in Dollars per share)	$ 0.0001
Common Class A [Member] | Subsequent Event [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Par value, per share (in Dollars per share)						$ 0.0001
Total Assets [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
VIEs accounted percentage		57.00%	96.00%
Percentage of variable interest entity	47.00%	57.00%
Total Liabilities [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
VIEs accounted percentage		100.00%	98.00%
Percentage of variable interest entity	47.00%	100.00%
Private Placement [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Warrants exercise price (in Dollars per share)					$ 0.55
Warrants term					2 years
Private Placement [Member] | Common Class A [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Purchase of shares (in Shares)	14,907,000
Par value, per share (in Dollars per share)	$ 0.0001
Warrants to purchase (in Shares)	14,907,000
Private Placement [Member] | Common Class A [Member] | Subsequent Event [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Par value, per share (in Dollars per share)					$ 0.0001